Income Taxes - Schedule of Components of the Income (Loss) Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ (9,592,239)	$ 11,690,898	$ 9,372,836
PRC subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	(1,553,764)	(142,834)	(3,139,016)
Singapore subsidiary [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	507,046	(175,753)
Hong Kong and Cayman subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ (8,545,521)	$ 12,009,485	$ 12,511,852